Aristotle Floating Rate Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)

BANK LOANS - 88.3%	Par	Value
Communications - 0.5%
StubHub Holdco Sub LLC, Senior Secured First Lien, 10.08% (1 mo. SOFR US + 4.75%), 03/15/2030	$20,585,671	$20,617,887

Consumer Discretionary - 15.0%
Allied Universal Holdco LLC, Senior Secured First Lien, 9.19% (1 mo. SOFR US + 3.75%), 05/15/2028	100,917,314	100,643,324
Alterra Mountain Co., Senior Secured First Lien
8.59% (1 mo. SOFR US + 3.25%), 08/17/2028	36,759,440	36,927,982
8.84% (1 mo. SOFR US + 3.50%), 05/31/2030	12,430,842	12,514,378
Anticimex Global AB, Senior Secured First Lien
8.47% (Daily US Secured Overnight Financing Rate + 3.15%), 11/16/2028	40,087,127	40,137,236
8.83% (1 mo. Term SOFR + 3.50%), 11/16/2028	11,483,750	11,562,701
Caesars Entertainment, Inc., Senior Secured First Lien, 8.10% (3 mo. SOFR US + 2.75%), 02/06/2031	34,125,000	34,194,274
Chariot Buyer LLC, Senior Secured First Lien
8.69% (1 mo. SOFR US + 3.25%), 11/03/2028	16,990,853	17,001,472
8.83% (1 mo. SOFR US + 3.50%), 11/03/2028	18,750,000	18,826,125
ClubCorp Holdings, Inc., Senior Secured First Lien
10.56% (3 mo. SOFR US + 5.00%), 09/18/2026	1,553,046	1,563,140
10.60% (3 mo. SOFR US + 5.00%), 09/18/2026	66,243,950	66,674,536
CNT Holdings I Corp., Senior Secured First Lien, 8.83% (3 mo. SOFR US + 3.50%), 11/08/2027	57,749,526	57,958,291
Cornerstone Building Brands, Inc., Senior Secured First Lien
10.95% (1 mo. SOFR US + 5.63%), 08/01/2028	1,625,000	1,644,443
9.83% (1 mo. SOFR US + 4.50%), 05/15/2031	17,957,000	17,882,209
Grant Thornton LLP/Chicago, Senior Secured First Lien, 8.60% (3 mo. SOFR US + 3.25%), 05/30/2031	29,750,000	29,872,421
MajorDrive Holdings IV LLC, Senior Secured First Lien, 9.60% (3 mo. SOFR US + 4.00%), 06/01/2028	775,260	777,602
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 05/04/2028	30,808,025	30,914,929
MIC Glen LLC, Senior Secured First Lien, 9.71% (1 mo. SOFR US + 4.25%), 07/21/2028	6,750,000	6,779,531
Ovg Business Services LLC, Senior Secured First Lien, 8.60% (1 mo. SOFR US + 3.25%), 06/25/2031	6,250,000	6,246,125
PPV Intermediate 8/22 T/L (08/22), Senior Secured First Lien, 11.10% (3 mo. SOFR US + 5.75%), 08/31/2029	20,000,000	20,000,000
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 7.84% (1 mo. SOFR US + 2.50%), 08/25/2028	17,851,747	17,877,810
Spin Holdco, Inc., Senior Secured First Lien, 9.60% (3 mo. SOFR US + 4.00%), 03/06/2028	23,927,867	20,503,191
Wand NewCo 3, Inc., Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 01/30/2031	34,375,000	34,641,922
Whatabrands LLC, Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 08/03/2028	50,985,229	51,055,588
White Cap Buyer LLC, Senior Secured First Lien, 8.58% (1 mo. Term SOFR + 3.25%), 10/19/2029	4,750,000	4,763,514
		640,962,744

Consumer Staples - 1.9%
8th Avenue Food & Provisions, Inc., Senior Secured First Lien
9.21% (1 mo. SOFR US + 3.75%), 10/01/2025	52,151,442	49,682,593
10.21% (1 mo. SOFR US + 4.75%), 10/01/2025	8,000,878	7,620,837
Fiesta Purchaser, Inc., Senior Secured First Lien
9.34% (1 mo. SOFR US + 4.00%), 02/12/2031	6,246,926	6,298,057
9.34% (1 mo. SOFR US + 4.00%), 02/12/2031	5,128,074	5,170,047
Naked Juice LLC, Senior Secured First Lien
8.68% (3 mo. SOFR US + 3.25%), 01/24/2029	12,497,005	11,616,341
8.69% (1 mo. SOFR US + 3.25%), 01/24/2029	31,962	29,709
		80,417,584

Energy - 0.9%
Medallion Midland Acquisition LP, Senior Secured First Lien, 8.84% (3 mo. SOFR US + 3.50%), 10/18/2028	10,705,577	10,770,827
Traverse Midstream Partners LLC, Senior Secured First Lien, 8.83% (3 mo. SOFR US + 3.50%), 02/16/2028	27,587,102	27,733,727
		38,504,554

Financials - 18.6%
Accession Risk Management Group, Inc., Senior Secured First Lien
10.85% (3 mo. SOFR US + 6.00%), 11/01/2026	96,939	96,697
10.98% (3 mo. SOFR US + 5.50%), 11/01/2026	31,992,908	31,992,908
10.98% (3 mo. SOFR US + 5.50%), 11/01/2026	3,199,675	3,199,675
10.98% (3 mo. SOFR US + 5.50%), 11/01/2026	2,502,598	2,502,598
10.98% (3 mo. SOFR US + 5.50%), 11/01/2026	2,152,846	2,152,846
10.98% (3 mo. SOFR US + 5.50%), 11/01/2026	1,384,843	1,384,843
11.00% (3 mo. SOFR US + 5.50%), 11/01/2026	1,227,364	1,227,364
11.00% (3 mo. SOFR US + 5.50%), 11/01/2026	719,412	719,412
11.00% (3 mo. SOFR US + 5.50%), 11/01/2026	305,407	305,407
11.34% (3 mo. SOFR US + 6.00%), 11/01/2026	636,320	634,729
10.98% (3 mo. SOFR US + 5.50%), 10/30/2029	1,781,569	1,781,569
10.98% (3 mo. SOFR US + 5.50%), 10/30/2029	3,133,499	3,133,499
11.00% (3 mo. SOFR US + 5.50%), 10/30/2029	3,870,224	3,870,224
11.33% (1 mo. SOFR US + 6.00%), 10/30/2029	204,815	204,303
11.33% (3 mo. SOFR US + 6.00%), 10/30/2029	810,308	808,282
11.33% (3 mo. SOFR US + 6.00%), 10/30/2029	34,696	34,609
11.35% (3 mo. SOFR US + 6.00%), 10/30/2029	923,348	921,040
11.48% (3 mo. SOFR US + 6.00%), 10/30/2029	413,713	412,679
10.98% (3 mo. SOFR US + 5.50%), 11/01/2029	7,822,570	7,822,570
Acrisure LLC, Senior Secured First Lien, 8.59% (3 mo. SOFR US + 3.25%), 11/06/2030	75,983,341	75,983,721
Acrisure T/L B1 (06/24) - target 2, Senior Secured First Lien, 8.34% (3 mo. SOFR US + 3.00%), 02/16/2027	29,079,033	29,109,275
Alliant Holdings Intermediate LLC, Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 11/06/2030	24,817,671	24,906,767
Amynta Agency Borrower, Inc., Senior Secured First Lien, 9.08% (1 mo. Term SOFR + 3.75%), 02/28/2028	6,000,000	6,021,960
Apex Group Treasury LLC, Senior Secured First Lien
9.33% (3 mo. SOFR US + 3.75%), 07/27/2028	27,533,813	27,602,647
10.32% (3 mo. SOFR US + 5.00%), 07/27/2028	26,764,377	26,931,654
AssuredPartners, Inc., Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 02/14/2031	163,639,687	164,253,335
BroadStreet Partners, Inc., Senior Secured First Lien
8.59% (1 mo. SOFR US + 3.25%), 06/16/2031	66,959,949	66,859,509
8.59% (1 mo. SOFR US + 3.25%), 06/16/2031	6,854,168	6,843,887
Chrysaor Bidco Sarl, Senior Secured First Lien
8.82% (1 mo. Term SOFR + 3.50%), 05/16/2031	68,862	69,250
9.32% (1 mo. Term SOFR + 3.50%), 05/16/2031	931,138	936,380
Cushman & Wakefield US Borrower LLC, Senior Secured First Lien, 8.21% (1 mo. SOFR US + 2.75%), 08/21/2025	270,098	270,690
Deerfield Dakota Holding LLC, Senior Secured First Lien, 9.08% (3 mo. SOFR US + 3.75%), 04/09/2027	12,218,182	12,227,223
Deerfield Dakota Holding LLC, Senior Secured Second Lien, 12.32% (3 mo. SOFR US + 6.75%), 04/10/2028	59,081,447	59,229,150
HUB International Ltd., Senior Secured First Lien
8.57% (3 mo. SOFR US + 3.25%), 06/20/2030	86,870,992	87,160,706
8.58% (1 mo. SOFR US + 3.25%), 06/20/2030	217,722	218,448
Hyperion Refinance Sarl, Senior Secured First Lien, 9.34% (1 mo. SOFR US + 4.00%), 04/18/2030	42,043,364	42,159,193
IMA Financial Group, Inc., Senior Secured First Lien
8.58% (1 mo. SOFR US + 3.25%), 11/01/2028	13,662,108	13,687,725
8.58% (1 mo. SOFR US + 3.25%), 11/01/2028	9,925,653	9,944,264
8.59% (1 mo. SOFR US + 3.25%), 11/01/2028	8,223,928	8,239,348
Truist Insurance Holdings LLC, Senior Secured Second Lien, 10.09% (3 mo. SOFR US + 4.75%), 05/06/2032	35,025,000	35,813,063
USI, Inc./NY, Senior Secured First Lien
8.09% (1 mo. Term SOFR + 2.75%), 11/23/2029	13,578,762	13,595,803
8.08% (1 mo. Term SOFR + 2.75%), 09/27/2030	18,703,125	18,726,504
		793,995,756

Health Care - 6.9%
Bausch + Lomb Corp., Senior Secured First Lien, 9.34% (1 mo. SOFR US + 4.00%), 09/29/2028	40,385,476	40,360,437
Curium Bidco Sarl, Senior Secured First Lien
9.33% (3 mo. SOFR US + 4.00%), 07/31/2029	11,996,314	12,063,853
9.33% (3 mo. SOFR US + 4.00%), 07/31/2029	7,922,961	7,967,567
9.33% (3 mo. SOFR US + 4.00%), 07/31/2029	3,520,377	3,540,197
Gainwell Acquisition Corp., Senior Secured First Lien, 9.43% (3 mo. SOFR US + 4.00%), 10/01/2027	13,002,541	12,623,257
Gainwell Acquisition Corp., Senior Secured Second Lien, 13.40% (3 mo. SOFR US + 8.00%), 10/01/2028	14,625,000	13,710,937
Heartland Dental LLC, Senior Secured First Lien, 9.84% (1 mo. SOFR US + 4.50%), 04/28/2028	16,947,060	17,011,713
Medline Borrower LP, Senior Secured First Lien
7.83% (1 mo. Term SOFR + 2.25%), 10/23/2028	14,500,000	14,518,125
8.09% (1 mo. SOFR US + 2.75%), 10/23/2028	61,348,224	61,539,937
Midwest Veterinary Partners LLC, Senior Secured First Lien, 9.08% (1 mo. SOFR US + 3.75%), 04/27/2028	10,487,214	10,506,878
Packaging Coordinators Midco, Inc., Senior Secured First Lien, 8.57% (1 mo. Term SOFR + 3.25%), 11/30/2027	28,143,904	28,272,944
Pathway Vet Alliance LLC, Senior Secured First Lien, 9.21% (1 mo. SOFR US + 3.75%), 03/31/2027	39,390,959	31,133,629
Southern Veterinary Partners LLC, Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 10/05/2027	40,451,930	40,586,837
		293,836,311

Industrials - 22.9%
Apple Bidco LLC, Senior Secured First Lien
8.21% (1 mo. SOFR US + 2.75%), 09/25/2028	1,780,245	1,783,423
8.84% (1 mo. SOFR US + 3.50%), 09/25/2028	47,411,971	47,584,077
ASP LS Acquisition Corp., Senior Secured First Lien
12.33% (3 mo. SOFR US + 7.00%), 09/29/2027	2,992,500	2,925,169
10.10% (3 mo. SOFR US + 4.50%), 05/08/2028	18,595,255	15,896,433
BCPE Empire Holdings, Inc., Senior Secured First Lien, 9.34% (1 mo. SOFR US + 4.00%), 12/26/2028	47,688,254	47,756,925
Bleriot US Bidco, Inc., Senior Secured First Lien, 8.57% (3 mo. Term SOFR + 4.00%), 10/31/2028	6,982,368	7,023,389
Brand Industrial Services, Inc., Senior Secured First Lien, 9.83% (3 mo. SOFR US + 4.50%), 08/01/2030	17,499,749	17,577,535
Brown Group Holding LLC, Senior Secured First Lien, 8.08% (1 mo. Term SOFR + 2.75%), 07/01/2031	2,500,000	2,501,875
Crosby US Acquisition Corp., Senior Secured First Lien, 9.34% (1 mo. SOFR US + 4.00%), 08/16/2029	64,742,500	65,180,807
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 08/24/2028	93,930,356	94,378,404
Emrld Borrower LP, Senior Secured First Lien, 7.84% (1 mo. Term SOFR + 2.50%), 06/18/2031	17,750,000	17,772,187
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 9.35% (3 mo. SOFR US + 3.75%), 05/22/2028	6,565,578	6,599,948
Engineered Machinery Holdings, Inc., Senior Secured Second Lien
11.60% (3 mo. SOFR US + 6.00%), 05/21/2029	1,000,000	999,380
12.07% (3 mo. SOFR US + 6.50%), 05/21/2029	4,260,000	4,254,675
FCG Acquisitions, Inc., Senior Secured First Lien, 9.32% (1 mo. Term SOFR + 3.75%), 04/03/2028	4,239,075	4,244,903
Filtration Group Corp., Senior Secured First Lien, 8.96% (1 mo. SOFR US + 3.50%), 10/23/2028	81,503,458	81,993,701
Gates Global LLC, Senior Secured First Lien, 8.34% (1 mo. SOFR US + 3.00%), 11/16/2029	997,462	1,000,399
GFL Environmental, Inc., Senior Secured First Lien, 6.84% (1 mo. Term SOFR + 2.00%), 06/27/2031	3,000,000	3,007,500
Icebox Holdco III, Inc., Senior Secured First Lien, 9.32% (3 mo. Term SOFR + 3.75%), 12/22/2028	1,994,898	2,003,626
Icebox Holdco III, Inc., Senior Secured Second Lien, 12.35% (3 mo. SOFR US + 6.75%), 12/24/2029	4,125,000	4,186,875
Kenan Advantage Group, Inc., Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 01/25/2029	10,123,697	10,186,970
LTI Holdings, Inc., Senior Secured First Lien
8.96% (1 mo. SOFR US + 3.50%), 09/08/2025	3,892,740	3,843,769
10.21% (1 mo. SOFR US + 4.75%), 07/24/2026	2,923,209	2,897,456
Oregon Tool Holdings, Inc., Senior Secured First Lien, 9.60% (3 mo. SOFR US + 4.00%), 10/16/2028	69,735	60,708
PECF USS Intermediate Holding III Corp., Senior Secured First Lien, 9.84% (3 mo. SOFR US + 4.25%), 12/15/2028	28,907	23,710
Pro Mach Group, Inc., Senior Secured First Lien, 8.83% (1 mo. SOFR US + 3.50%), 08/31/2028	32,965,527	33,171,561
Radwell Parent LLC, Senior Secured First Lien
10.83% (3 mo. SOFR US + 5.50%), 04/01/2029	40,363,344	40,565,160
10.85% (3 mo. SOFR US + 5.50%), 04/01/2029	3,154,861	3,170,636
Roper Industrial Products Investment Co., Senior Secured First Lien, 8.58% (1 mo. SOFR US + 3.25%), 11/23/2029	42,103,920	42,323,281
Spirit AeroSystems, Inc., Senior Secured First Lien, 9.58% (3 mo. SOFR US + 4.25%), 01/15/2027	26,397,385	26,601,965
SPX FLOW, Inc., Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 04/05/2029	24,810,578	24,982,267
Standard Aero Ltd., Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 08/24/2028	39,420,081	39,608,115
Star US Bidco LLC, Senior Secured First Lien, 9.69% (1 mo. SOFR US + 4.25%), 03/17/2027	18,137,289	18,230,243
STS Operating, Inc., Senior Secured First Lien, 9.44% (3 mo. SOFR US + 4.00%), 03/25/2031	41,600,000	41,730,000
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 10.33% (6 mo. SOFR US + 5.00%), 04/24/2029	86,396,749	86,703,026
TK Elevator US Newco, Inc., Senior Secured First Lien
8.79% (3 mo. SOFR US + 3.50%), 04/30/2030	38,867,127	39,116,071
8.79% (3 mo. SOFR US + 3.50%), 04/30/2030	22,326,279	22,469,279
TransDigm, Inc., Senior Secured First Lien
8.08% (3 mo. SOFR US + 2.75%), 08/24/2028	24,210,900	24,282,080
8.08% (3 mo. SOFR US + 2.75%), 03/22/2030	13,018,064	13,057,444
7.84% (3 mo. SOFR US + 2.50%), 02/28/2031	23,346,850	23,422,727
United States Infrastructure Corp., Senior Secured Second Lien, 12.10% (3 mo. SOFR US + 6.50%), 05/14/2029	25,505,974	24,135,028
USIC Holdings, Inc., Senior Secured First Lien
8.94% (1 mo. SOFR US + 3.50%), 05/15/2028	3,115,439	3,020,029
9.10% (3 mo. SOFR US + 3.50%), 05/15/2028	30,433,199	29,501,183
		981,773,939

Materials - 6.3%
Charter Next Generation, Inc., Senior Secured First Lien
8.58% (1 mo. Term SOFR + 3.25%), 12/01/2027	20,896,195	20,956,794
8.84% (1 mo. SOFR US + 3.50%), 12/01/2027	26,462,240	26,538,981
LABL, Inc., Senior Secured First Lien, 10.44% (1 mo. SOFR US + 5.00%), 10/30/2028	54,838,208	54,238,278
Pregis TopCo LLC, Senior Secured First Lien
9.34% (1 mo. SOFR US + 4.00%), 07/31/2026	30,550,538	30,617,291
9.46% (1 mo. SOFR US + 4.00%), 07/31/2026	13,972,763	13,998,962
Pretium PKG Holdings, Inc., Senior Secured First Lien
7.83% (includes 0.00% PIK) (3 mo. SOFR US + 2.50%), 10/02/2028	16,230,387	16,733,529
7.83% (includes 0.00% PIK) (3 mo. SOFR US + 2.50%), 10/02/2028	240,024	247,465
8.52% (includes 0.00% PIK) (3 mo. SOFR US + 3.20%), 10/02/2028	40,243,871	35,052,411
8.52% (includes 0.00% PIK) (3 mo. SOFR US + 3.20%), 10/02/2028	349,906	304,768
Proampac PG Borrower LLC, Senior Secured First Lien
9.32% (3 mo. SOFR US + 4.00%), 09/15/2028	14,048,896	14,099,824
9.33% (3 mo. SOFR US + 4.00%), 09/15/2028	21,261,369	21,338,442
Trident TPI Holdings, Inc., Senior Secured First Lien, 10.56% (3 mo. SOFR US + 5.25%), 09/18/2028	11,178,401	11,229,654
Windsor Holdings III LLC, Senior Secured First Lien, 9.34% (1 mo. SOFR US + 4.00%), 08/01/2030	23,581,236	23,763,990
		269,120,389

Technology - 15.3%
Applied Systems, Inc., Senior Secured First Lien, 8.83% (3 mo. SOFR US + 3.50%), 02/24/2031	41,586,781	41,943,596
Applied Systems, Inc., Senior Secured Second Lien, 10.58% (3 mo. SOFR US + 5.25%), 02/23/2032	66,500,000	68,945,205
Central Parent, Inc., Senior Secured First Lien, 8.58% (1 mo. SOFR US + 3.25%), 07/06/2029	75,638,175	74,763,798
CoreLogic, Inc., Senior Secured First Lien, 8.94% (1 mo. Term SOFR + 3.50%), 06/02/2028	3,989,744	3,937,019
Cotiviti, Inc., Senior Secured First Lien, 7.63% (Fixed Rate), 04/30/2031	11,725,111	11,683,604
DS Admiral Bidco LLC, Senior Secured First Lien, 9.58% (1 mo. Term SOFR + 4.25%), 06/26/2031	16,000,000	15,860,000
Ellucian Holdings, Inc., Senior Secured Second Lien, 13.44% (1 mo. SOFR US + 8.00%), 10/10/2028	19,526,030	19,623,660
Ellucian Holdings, Inc., Senior Secured First Lien, 8.94% (1 mo. SOFR US + 3.50%), 10/29/2029	42,083,571	42,324,710
Epicor Software Corp., Senior Secured First Lien
8.57% (1 mo. Term SOFR + 3.25%), 05/30/2031	7,607,731	7,648,927
8.59% (1 mo. SOFR US + 3.25%), 05/30/2031	77,310,024	77,728,658
Mitchell International, Inc., Senior Secured First Lien, 8.59% (1 mo. SOFR US + 3.25%), 06/17/2031	7,500,000	7,445,550
Mitchell International, Inc., Senior Secured Second Lien, 10.58% (1 mo. Term SOFR + 5.25%), 06/17/2032	6,250,000	6,246,125
Peraton Corp., Senior Secured First Lien, 9.19% (1 mo. SOFR US + 3.75%), 02/01/2028	10,099,361	10,112,742
Peraton Corp., Senior Secured Second Lien
13.18% (3 mo. SOFR US + 7.75%), 02/01/2029	21,672,222	21,803,122
13.43% (3 mo. SOFR US + 8.00%), 02/01/2029	5,625,000	5,668,931
Polaris Newco LLC, Senior Secured First Lien, 9.59% (3 mo. SOFR US + 4.00%), 06/05/2028	45,964,199	46,000,741
Polaris Newco LLC, Senior Secured Second Lien
14.45% (includes 0.00% PIK) (3 mo. SOFR US + 9.00%), 06/04/2029	18,128,336	17,958,383
14.45% (includes 0.00% PIK) (3 mo. SOFR US + 9.00%), 06/04/2029	1,361,395	1,348,632
Project Boost Purchaser LLC, Senior Secured First Lien
8.94% (1 mo. Term SOFR + 3.50%), 05/29/2026	1,994,764	1,998,923
8.96% (1 mo. SOFR US + 3.50%), 05/29/2026	3,909,666	3,917,701
8.96% (1 mo. SOFR US + 3.50%), 05/29/2026	906,116	907,978
Project Ruby Ultimate Parent Corp., Senior Secured First Lien, 8.96% (1 mo. SOFR US + 3.50%), 03/10/2028	9,975,000	10,010,860
UKG, Inc., Senior Secured First Lien, 8.58% (1 mo. SOFR US + 3.25%), 02/10/2031	156,690,859	157,460,994
		655,339,859
TOTAL BANK LOANS (Cost $3,757,918,334)		3,774,569,023

EXCHANGE TRADED FUNDS - 5.7%	Shares	Value
Invesco Senior Loan ETF	2,610,609	54,927,213
iShares iBoxx $ High Yield Corporate Bond ETF	551,891	42,572,872
SPDR Blackstone Senior Loan ETF	1,358,977	56,805,238
SPDR Bloomberg High Yield Bond ETF	455,226	42,914,155
SPDR Bloomberg Short Term High Yield Bond ETF	1,836,075	45,846,793
TOTAL EXCHANGE TRADED FUNDS (Cost $238,538,409)		243,066,271

CORPORATE BONDS - 3.6%	Par	Value
Consumer Discretionary - 0.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/2026 (a)	1,213,000	1,210,457
Caesars Entertainment, Inc., 8.13%, 07/01/2027 (a)	7,125,000	7,274,711
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (a)	27,018,625	27,927,450
		36,412,618

Financials - 1.8%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028 (a)	13,275,000	13,308,679
7.00%, 01/15/2031 (a)	30,000,000	30,331,328
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	34,325,000	34,743,902
		78,383,909

Technology - 0.9%
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (a)	2,000,000	2,032,330
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (a)	21,365,000	21,276,088
CoreLogic, Inc., 4.50%, 05/01/2028 (a)	17,940,000	16,299,263
		39,607,681
TOTAL CORPORATE BONDS (Cost $153,160,076)		154,404,208

TOTAL INVESTMENTS - 97.6% (Cost $4,149,616,819)		4,172,039,502
Other Assets in Excess of Liabilities - 2.4%		103,495,664
TOTAL NET ASSETS - 100.0%		$4,275,535,166

Percentages are stated as a percent of net assets.

PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $154,404,208 or 3.6% of the Fund’s net assets.